Summary of Significant Accounting Policies (Details Narrative) - USD ($)				12 Months Ended
	Oct. 07, 2025	Oct. 03, 2025	Oct. 02, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued			2,619,876
Stockholders equity reverse stock split	1-to-4 reverse stock split
Net loss				$ 7,185,202	$ 372,320
Net cash outflow from operating activities				3,642,455	52,905
Accumulated deficit				31,963,651	372,320
Impairment for right-of-use lease assets				$ 0	$ 0
Shares issued				16,825,577	16,825,577
Shares outstanding		196,933
Conversion of stock shares issued		279,997
Siyata Mobile Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition voting percentage				84.50%
Business combination consideration amount				$ 160,000,000
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		16,825,577
Reverse stock splits, shares	67,302,300
Stockholders equity reverse stock split	4-1 reverse stock split
Number of shares issued, value		$ 160,000,000